Condensed financial information of the Company - Condensed balance sheets (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Assets/(liability)
Prepayments and other current assets	$ 1,784,537	$ 1,963,102	$ 902,811	$ 1,973
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	2,400	1,800	1,800	1,800
Additional paid-in capital	13,415,987	1,619,774	1,619,774	1,619,774
Statutory reserve	745,590	745,590	745,590	745,590
Accumulated Profits	30,419,177	26,921,172	16,945,947	8,270,889
Accumulated other comprehensive income (loss)	982,018	(1,406,288)	(294,079)	441,113
TOTAL SHAREHOLDERS' EQUITY	45,565,172	27,882,048	19,019,032	11,079,166	$ 4,346,563
Parent company | Reportable legal entities
Assets/(liability)
Prepayments and other current assets	5,789,634	1,752	1,843	1,973
Investment in subsidiaries and VIE	38,701,420	27,880,296	19,017,189	11,077,193
Total assets/(liability)			19,019,032	11,079,166
Shareholders' equity
Ordinary shares, par value $0.0002 per share, 500,000,000 shares authorized; 9,000,000 shares issued and outstanding	2,400	1,800	1,800	1,800
Additional paid-in capital	13,415,987	1,619,774	1,619,774	1,619,774
Statutory reserve	745,590	745,590	745,590	745,590
Accumulated Profits	30,419,177	26,921,172	16,945,947	8,270,889
Accumulated other comprehensive income (loss)	982,018	(1,406,288)	(294,079)	441,113
TOTAL SHAREHOLDERS' EQUITY	$ 45,565,172	$ 27,882,048	$ 19,019,032	$ 11,079,166